Basis of Presentation and General Information - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Nov. 18, 2013	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Basis of Presentation and General Information
Entity incorporation, date of incorporation		May 30, 2013
Cash and cash equivalents		$ 77,856		$ 68,156
Working capital deficit		$ 50,900
Concentration Risk, Percentage		100.00%	100.00%
Trade accounts receivable		$ 526		1,201
Provision for doubtful accounts		0		0
Allowance on insurance claims		$ 0		$ 0
Dynagas Holding Ltd
Basis of Presentation and General Information
Ownership percentage		42.70%
$30 million sponsor facility | Dynagas Holding Ltd
Basis of Presentation and General Information
Revolving credit facility borrowing capacity	$ 30,000
Line of credit facility expiration date		November 2023
Customer Concentration Risk | Yamal Trade | Revenue Benchmark
Basis of Presentation and General Information
Percentage of time charter revenue		36.00%	34.00%
Customer Concentration Risk | Charterer A | Revenues
Basis of Presentation and General Information
Concentration Risk, Percentage		39.00%	39.00%
Customer Concentration Risk | Charterer B | Revenues
Basis of Presentation and General Information
Concentration Risk, Percentage		36.00%	34.00%
Customer Concentration Risk | Charterer C | Revenues
Basis of Presentation and General Information
Concentration Risk, Percentage		25.00%	27.00%
General Partner | Dynagas Holding Ltd
Basis of Presentation and General Information
General partner interest in dynagas LNG partners LP		0.10%
IPO
Basis of Presentation and General Information
Date of initial public offering (IPO)		November 18, 2013
IPO | Common Limited Partner I I I
Basis of Presentation and General Information
Issuance of units in public offering	8,250,000
Shares issued, price per share	$ 18
IPO | Common Limited Partner I I I | Dynagas Holding Ltd
Basis of Presentation and General Information
Issuance of units in public offering	4,250,000
Shares issued, price per share	$ 18